General Information (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Revenue by Major Customers by Reporting Segments

Charterer	2020	2019	2018
A - Container vessels - Discontinued operations	-	31%	29%
B - Container vessels - Discontinued operations	-	10%	32%
C - Container vessels - Discontinued operations	-	16%	19%
D - Container vessels - Discontinued operations	-	11%	-
E - Tanker vessels - Continuing operations	-	13%
F - Tanker vessels - Continuing operations	20%	-